Transactions with Related Parties (Tables)	6 Months Ended
Jun. 30, 2025
Transactions with Related Parties [Abstract]
Related Party Fees and Expenses
The fees charged by and expenses relating to CSI for the six months ended June 30, 2024 and 2025 are as follows:

	Six Months Ended June 30,
	2024	2025	Presented in:
Management fees	948	1,024	Management fees - related parties -Statement of comprehensive income
Superintendent fees	14	-	Vessel operating expenses -Statement of comprehensive income
	74	-	Dry-docking costs -Statement of comprehensive income
Accounting and reporting cost	180	180	Management fees - related parties -Statement of comprehensive income
Commission on charter hire agreements	508	549	Voyage expenses - Statement of comprehensive income
Financing fees	306	-	Net in Current and Non-current portions of long-term debt – Balance Sheet
Commission for sale and purchase of vessels	-	713	Capitalized in Vessels, net and Advances for vessels under construction – Balance sheet
Total	2,030	2,466